Fair value of financial instruments - Analysis of movements in Level 3 assets and liabilities (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021 [1]
Net assets (liabilities) [abstract]
Derivative financial assets	£ 344,855		£ 262,572
Derivative financial instruments	321,396		£ 256,883
(Level 3)
Categories of financial assets [abstract]
Beginning balance, financial assets	16,048
Ending balance, financial assets	17,759
Categories of financial liabilities [abstract]
Beginning balance, financial liabilities	(6,496)
Ending balance, financial liabilities	(4,908)
Recurring fair value measurement | (Level 3)
Net assets (liabilities) [abstract]
Beginning balance, assets (liabilities)	9,552	£ 8,379
Purchases, fair value measurement, assets (liabilities) net	9,586	3,904
Sales, fair value measurement, assets (liabilities) net	(7,126)	(3,407)
Issues, fair value measurement, assets (liabilities) net	(13)	0
Settlements, fair value measurement, assets (liabilities) net	(695)	(845)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	(1)	2
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net	636	459
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net	78	101
Ending balance, assets (liabilities)	12,851	8,113
Derivative financial assets	3,873	3,657
Derivative financial instruments	4,379	5,600
Recurring fair value measurement | (Level 3) | Net assets (liabilities) at fair value through profit or loss, category trading income
Net assets (liabilities) [abstract]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	687	(591)
Recurring fair value measurement | (Level 3) | Net assets (liabilities) at fair value through profit or loss, category other income
Net assets (liabilities) [abstract]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	147	111
Recurring fair value measurement | Investment property | (Level 3)
Categories of financial assets [abstract]
Beginning balance, financial assets	7	10
Purchases, fair value measurement, assets	0	0
Sales, fair value measurement, assets	(1)	(2)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	0	0
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	0	0
Transfers out of Level 3 of fair value hierarchy, assets	0	0
Ending balance, financial assets	5	8
Recurring fair value measurement | Investment property | (Level 3) | Financial assets at fair value through profit or loss, category trading
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	0	0
Recurring fair value measurement | Investment property | (Level 3) | Financial assets at fair value through profit or loss, category other income
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	(1)	0
Recurring fair value measurement | Net derivative financial instruments | (Level 3)
Net assets (liabilities) [abstract]
Beginning balance, assets (liabilities)	(2,049)	(1,770)
Purchases, fair value measurement, assets (liabilities) net	(94)	(423)
Sales, fair value measurement, assets (liabilities) net	5	1
Issues, fair value measurement, assets (liabilities) net	0	0
Settlements, fair value measurement, assets (liabilities) net	218	54
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	0	0
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net	217	53
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net	358	476
Ending balance, assets (liabilities)	(506)	(1,943)
Recurring fair value measurement | Net derivative financial instruments | (Level 3) | Net assets (liabilities) at fair value through profit or loss, category trading income
Net assets (liabilities) [abstract]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	849	(336)
Recurring fair value measurement | Net derivative financial instruments | (Level 3) | Net assets (liabilities) at fair value through profit or loss, category other income
Net assets (liabilities) [abstract]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	(10)	2
Trading portfolio liabilities | Recurring fair value measurement | (Level 3)
Categories of financial liabilities [abstract]
Beginning balance, financial liabilities	(27)	(28)
Purchases, fair value measurement, liabilities	(35)	(3)
Sales, fair value measurement, liabilities	3	14
Issues, fair value measurement, liabilities	0	0
Settlements, fair value measurement, liabilities	0	0
Gains (losses) recognised in other comprehensive income including exchange differences, fair value measurement, liabilities	0	0
Transfers into Level 3 of fair value hierarchy, liabilities	0	0
Transfers out of Level 3 of fair value hierarchy, liabilities	6	7
Ending balance, financial liabilities	(82)	(17)
Trading portfolio liabilities | Recurring fair value measurement | (Level 3) | Financial liabilities at fair value through profit or loss, category trading
Categories of financial liabilities [abstract]
Total gains and losses in the period recognised in the income statement, liabilities	(29)	(7)
Trading portfolio liabilities | Recurring fair value measurement | (Level 3) | Financial liabilities at fair value through profit or loss, category other income
Categories of financial liabilities [abstract]
Total gains and losses in the period recognised in the income statement, liabilities	0	0
Financial liabilities designated at fair value | Recurring fair value measurement | (Level 3)
Categories of financial liabilities [abstract]
Beginning balance, financial liabilities	(410)	(355)
Purchases, fair value measurement, liabilities	(5)	0
Sales, fair value measurement, liabilities	0	0
Issues, fair value measurement, liabilities	(13)	0
Settlements, fair value measurement, liabilities	47	98
Gains (losses) recognised in other comprehensive income including exchange differences, fair value measurement, liabilities	0	0
Transfers into Level 3 of fair value hierarchy, liabilities	(81)	(78)
Transfers out of Level 3 of fair value hierarchy, liabilities	37	18
Ending balance, financial liabilities	(447)	(312)
Financial liabilities designated at fair value | Recurring fair value measurement | (Level 3) | Financial liabilities at fair value through profit or loss, category trading
Categories of financial liabilities [abstract]
Total gains and losses in the period recognised in the income statement, liabilities	(22)	7
Financial liabilities designated at fair value | Recurring fair value measurement | (Level 3) | Financial liabilities at fair value through profit or loss, category other income
Categories of financial liabilities [abstract]
Total gains and losses in the period recognised in the income statement, liabilities	0	(2)
Asset backed securities | (Level 3)
Categories of financial assets [abstract]
Beginning balance, financial assets	558
Ending balance, financial assets	291
Categories of financial liabilities [abstract]
Beginning balance, financial liabilities	0
Ending balance, financial liabilities	0
Interest rate derivatives | (Level 3)
Categories of financial assets [abstract]
Beginning balance, financial assets	1,091
Ending balance, financial assets	1,573
Categories of financial liabilities [abstract]
Beginning balance, financial liabilities	(1,351)
Ending balance, financial liabilities	(1,849)
Interest rate derivatives | Recurring fair value measurement | Net derivative financial instruments | (Level 3)
Net assets (liabilities) [abstract]
Beginning balance, assets (liabilities)	(260)	(2)
Purchases, fair value measurement, assets (liabilities) net	25	9
Sales, fair value measurement, assets (liabilities) net	0	0
Issues, fair value measurement, assets (liabilities) net	0	0
Settlements, fair value measurement, assets (liabilities) net	(4)	33
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	0	0
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net	271	21
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net	6	(297)
Ending balance, assets (liabilities)	(276)	(353)
Interest rate derivatives | Recurring fair value measurement | Net derivative financial instruments | (Level 3) | Net assets (liabilities) at fair value through profit or loss, category trading income
Net assets (liabilities) [abstract]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	(305)	(121)
Interest rate derivatives | Recurring fair value measurement | Net derivative financial instruments | (Level 3) | Net assets (liabilities) at fair value through profit or loss, category other income
Net assets (liabilities) [abstract]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	(9)	4
Foreign exchange derivatives | (Level 3)
Categories of financial assets [abstract]
Beginning balance, financial assets	376
Ending balance, financial assets	786
Categories of financial liabilities [abstract]
Beginning balance, financial liabilities	(374)
Ending balance, financial liabilities	(560)
Foreign exchange derivatives | Recurring fair value measurement | Net derivative financial instruments | (Level 3)
Net assets (liabilities) [abstract]
Beginning balance, assets (liabilities)	2	1
Purchases, fair value measurement, assets (liabilities) net	0	0
Sales, fair value measurement, assets (liabilities) net	0	0
Issues, fair value measurement, assets (liabilities) net	0	0
Settlements, fair value measurement, assets (liabilities) net	(9)	58
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	0	0
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net	(65)	3
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net	25	(34)
Ending balance, assets (liabilities)	226	22
Foreign exchange derivatives | Recurring fair value measurement | Net derivative financial instruments | (Level 3) | Net assets (liabilities) at fair value through profit or loss, category trading income
Net assets (liabilities) [abstract]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	273	(6)
Foreign exchange derivatives | Recurring fair value measurement | Net derivative financial instruments | (Level 3) | Net assets (liabilities) at fair value through profit or loss, category other income
Net assets (liabilities) [abstract]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	0	0
Credit derivatives | (Level 3)
Categories of financial assets [abstract]
Beginning balance, financial assets	323
Ending balance, financial assets	234
Categories of financial liabilities [abstract]
Beginning balance, financial liabilities	(709)
Ending balance, financial liabilities	(615)
Credit derivatives | Recurring fair value measurement | Net derivative financial instruments | (Level 3)
Net assets (liabilities) [abstract]
Beginning balance, assets (liabilities)	(386)	(155)
Purchases, fair value measurement, assets (liabilities) net	(36)	(117)
Sales, fair value measurement, assets (liabilities) net	5	2
Issues, fair value measurement, assets (liabilities) net	0	0
Settlements, fair value measurement, assets (liabilities) net	60	(5)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	0	0
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net	20	1
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net	55	(1)
Ending balance, assets (liabilities)	(381)	(264)
Credit derivatives | Recurring fair value measurement | Net derivative financial instruments | (Level 3) | Net assets (liabilities) at fair value through profit or loss, category trading income
Net assets (liabilities) [abstract]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	(99)	12
Credit derivatives | Recurring fair value measurement | Net derivative financial instruments | (Level 3) | Net assets (liabilities) at fair value through profit or loss, category other income
Net assets (liabilities) [abstract]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	0	(1)
Equity derivatives | (Level 3)
Categories of financial assets [abstract]
Beginning balance, financial assets	2,220
Ending balance, financial assets	1,280
Categories of financial liabilities [abstract]
Beginning balance, financial liabilities	(3,625)
Ending balance, financial liabilities	(1,355)
Equity derivatives | Recurring fair value measurement | Net derivative financial instruments | (Level 3)
Net assets (liabilities) [abstract]
Beginning balance, assets (liabilities)	(1,405)	(1,614)
Purchases, fair value measurement, assets (liabilities) net	(83)	(315)
Sales, fair value measurement, assets (liabilities) net	0	(1)
Issues, fair value measurement, assets (liabilities) net	0	0
Settlements, fair value measurement, assets (liabilities) net	171	(32)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	0	0
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net	(9)	28
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net	272	808
Ending balance, assets (liabilities)	(75)	(1,348)
Equity derivatives | Recurring fair value measurement | Net derivative financial instruments | (Level 3) | Net assets (liabilities) at fair value through profit or loss, category trading income
Net assets (liabilities) [abstract]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	980	(221)
Equity derivatives | Recurring fair value measurement | Net derivative financial instruments | (Level 3) | Net assets (liabilities) at fair value through profit or loss, category other income
Net assets (liabilities) [abstract]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	(1)	(1)
Corporate debt | (Level 3)
Categories of financial assets [abstract]
Beginning balance, financial assets	1,205
Ending balance, financial assets	1,171
Categories of financial liabilities [abstract]
Beginning balance, financial liabilities	(21)
Ending balance, financial liabilities	(13)
Non-asset backed loans | (Level 3)
Categories of financial assets [abstract]
Beginning balance, financial assets	6,405
Ending balance, financial assets	8,660
Categories of financial liabilities [abstract]
Beginning balance, financial liabilities	0
Ending balance, financial liabilities	0
Equity cash products | (Level 3)
Categories of financial assets [abstract]
Beginning balance, financial assets	393
Ending balance, financial assets	422
Categories of financial liabilities [abstract]
Beginning balance, financial liabilities	0
Ending balance, financial liabilities	(3)
Private equity investments | (Level 3)
Categories of financial assets [abstract]
Beginning balance, financial assets	1,095
Ending balance, financial assets	1,297
Categories of financial liabilities [abstract]
Beginning balance, financial liabilities	(6)
Ending balance, financial liabilities	(8)
Other | (Level 3)
Categories of financial assets [abstract]
Beginning balance, financial assets	2,369
Ending balance, financial assets	1,867
Categories of financial liabilities [abstract]
Beginning balance, financial liabilities	(238)
Ending balance, financial liabilities	(317)
Trading portfolio assets | Recurring fair value measurement | (Level 3)
Categories of financial assets [abstract]
Beginning balance, financial assets	2,281	1,863
Purchases, fair value measurement, assets	2,957	1,071
Sales, fair value measurement, assets	(781)	(529)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(319)	(135)
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	284	398
Transfers out of Level 3 of fair value hierarchy, assets	(291)	(175)
Ending balance, financial assets	4,256	2,552
Trading portfolio assets | Recurring fair value measurement | (Level 3) | Financial assets at fair value through profit or loss, category trading
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	125	59
Trading portfolio assets | Recurring fair value measurement | (Level 3) | Financial assets at fair value through profit or loss, category other income
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	0	0
Trading portfolio assets | Asset backed securities | Recurring fair value measurement | (Level 3)
Categories of financial assets [abstract]
Beginning balance, financial assets	454	686
Purchases, fair value measurement, assets	72	112
Sales, fair value measurement, assets	(80)	(294)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(297)	0
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	100	43
Transfers out of Level 3 of fair value hierarchy, assets	(66)	(48)
Ending balance, financial assets	163	489
Trading portfolio assets | Asset backed securities | Recurring fair value measurement | (Level 3) | Financial assets at fair value through profit or loss, category trading
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	(20)	(10)
Trading portfolio assets | Asset backed securities | Recurring fair value measurement | (Level 3) | Financial assets at fair value through profit or loss, category other income
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	0	0
Trading portfolio assets | Corporate debt | Recurring fair value measurement | (Level 3)
Categories of financial assets [abstract]
Beginning balance, financial assets	389	151
Purchases, fair value measurement, assets	90	305
Sales, fair value measurement, assets	(144)	(87)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(17)	0
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	43	40
Transfers out of Level 3 of fair value hierarchy, assets	(11)	(11)
Ending balance, financial assets	404	423
Trading portfolio assets | Corporate debt | Recurring fair value measurement | (Level 3) | Financial assets at fair value through profit or loss, category trading
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	54	25
Trading portfolio assets | Corporate debt | Recurring fair value measurement | (Level 3) | Financial assets at fair value through profit or loss, category other income
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	0	0
Trading portfolio assets | Non-asset backed loans | Recurring fair value measurement | (Level 3)
Categories of financial assets [abstract]
Beginning balance, financial assets	758	709
Purchases, fair value measurement, assets	2,448	620
Sales, fair value measurement, assets	(459)	(131)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	0	(84)
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	50	124
Transfers out of Level 3 of fair value hierarchy, assets	(113)	(106)
Ending balance, financial assets	2,695	1,145
Trading portfolio assets | Non-asset backed loans | Recurring fair value measurement | (Level 3) | Financial assets at fair value through profit or loss, category trading
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	11	13
Trading portfolio assets | Non-asset backed loans | Recurring fair value measurement | (Level 3) | Financial assets at fair value through profit or loss, category other income
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	0	0
Trading portfolio assets | Equity cash products | Recurring fair value measurement | (Level 3)
Categories of financial assets [abstract]
Beginning balance, financial assets	303	214
Purchases, fair value measurement, assets	21	13
Sales, fair value measurement, assets	(56)	(17)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	0	0
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	52	29
Transfers out of Level 3 of fair value hierarchy, assets	(17)	(9)
Ending balance, financial assets	327	262
Trading portfolio assets | Equity cash products | Recurring fair value measurement | (Level 3) | Financial assets at fair value through profit or loss, category trading
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	24	32
Trading portfolio assets | Equity cash products | Recurring fair value measurement | (Level 3) | Financial assets at fair value through profit or loss, category other income
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	0	0
Trading portfolio assets | Other | Recurring fair value measurement | (Level 3)
Categories of financial assets [abstract]
Beginning balance, financial assets	377	103
Purchases, fair value measurement, assets	326	21
Sales, fair value measurement, assets	(42)	0
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(5)	(51)
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	39	162
Transfers out of Level 3 of fair value hierarchy, assets	(84)	(1)
Ending balance, financial assets	667	233
Trading portfolio assets | Other | Recurring fair value measurement | (Level 3) | Financial assets at fair value through profit or loss, category trading
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	56	(1)
Trading portfolio assets | Other | Recurring fair value measurement | (Level 3) | Financial assets at fair value through profit or loss, category other income
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	0	0
Financial assets at fair value through the income statement | Recurring fair value measurement | (Level 3)
Categories of financial assets [abstract]
Beginning balance, financial assets	9,712	8,506
Purchases, fair value measurement, assets	6,763	3,255
Sales, fair value measurement, assets	(6,352)	(2,891)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(641)	(857)
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	210	86
Transfers out of Level 3 of fair value hierarchy, assets	(32)	(119)
Ending balance, financial assets	9,582	7,777
Financial assets at fair value through the income statement | Recurring fair value measurement | (Level 3) | Financial assets at fair value through profit or loss, category trading
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	(236)	(314)
Financial assets at fair value through the income statement | Recurring fair value measurement | (Level 3) | Financial assets at fair value through profit or loss, category other income
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	158	111
Financial assets at fair value through the income statement | Non-asset backed loans | Recurring fair value measurement | (Level 3)
Categories of financial assets [abstract]
Beginning balance, financial assets	5,647	5,580
Purchases, fair value measurement, assets	1,847	698
Sales, fair value measurement, assets	(757)	(299)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(484)	(687)
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	52	69
Transfers out of Level 3 of fair value hierarchy, assets	(9)	(48)
Ending balance, financial assets	5,962	5,194
Financial assets at fair value through the income statement | Non-asset backed loans | Recurring fair value measurement | (Level 3) | Financial assets at fair value through profit or loss, category trading
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	(334)	(119)
Financial assets at fair value through the income statement | Non-asset backed loans | Recurring fair value measurement | (Level 3) | Financial assets at fair value through profit or loss, category other income
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	0	0
Financial assets at fair value through the income statement | Equity cash products | Recurring fair value measurement | (Level 3)
Categories of financial assets [abstract]
Beginning balance, financial assets	90	326
Purchases, fair value measurement, assets	0	160
Sales, fair value measurement, assets	0	(194)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	0	0
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	0	1
Transfers out of Level 3 of fair value hierarchy, assets	0	0
Ending balance, financial assets	95	140
Financial assets at fair value through the income statement | Equity cash products | Recurring fair value measurement | (Level 3) | Financial assets at fair value through profit or loss, category trading
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	3	(171)
Financial assets at fair value through the income statement | Equity cash products | Recurring fair value measurement | (Level 3) | Financial assets at fair value through profit or loss, category other income
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	2	18
Financial assets at fair value through the income statement | Private equity investments | Recurring fair value measurement | (Level 3)
Categories of financial assets [abstract]
Beginning balance, financial assets	1,095	874
Purchases, fair value measurement, assets	99	106
Sales, fair value measurement, assets	(16)	(9)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(1)	(8)
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	59	0
Transfers out of Level 3 of fair value hierarchy, assets	(4)	(71)
Ending balance, financial assets	1,290	979
Financial assets at fair value through the income statement | Private equity investments | Recurring fair value measurement | (Level 3) | Financial assets at fair value through profit or loss, category trading
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	84	(5)
Financial assets at fair value through the income statement | Private equity investments | Recurring fair value measurement | (Level 3) | Financial assets at fair value through profit or loss, category other income
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	(26)	92
Financial assets at fair value through the income statement | Other | Recurring fair value measurement | (Level 3)
Categories of financial assets [abstract]
Beginning balance, financial assets	2,880	1,726
Purchases, fair value measurement, assets	4,817	2,291
Sales, fair value measurement, assets	(5,579)	(2,389)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(156)	(162)
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	99	16
Transfers out of Level 3 of fair value hierarchy, assets	(19)	0
Ending balance, financial assets	2,235	1,464
Financial assets at fair value through the income statement | Other | Recurring fair value measurement | (Level 3) | Financial assets at fair value through profit or loss, category trading
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	11	(19)
Financial assets at fair value through the income statement | Other | Recurring fair value measurement | (Level 3) | Financial assets at fair value through profit or loss, category other income
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	182	1
Assets at fair value through other comprehensive income | Recurring fair value measurement | (Level 3)
Categories of financial assets [abstract]
Beginning balance, financial assets	38	153
Purchases, fair value measurement, assets	0	4
Sales, fair value measurement, assets	0	0
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	0	(5)
Total gains or losses recognised in OCI, assets	(1)	2
Transfers into Level 3 of fair value hierarchy, assets	6	0
Transfers out of Level 3 of fair value hierarchy, assets	0	(106)
Ending balance, financial assets	43	48
Assets at fair value through other comprehensive income | Recurring fair value measurement | (Level 3) | Financial assets at fair value through profit or loss, category trading
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	0	0
Assets at fair value through other comprehensive income | Recurring fair value measurement | (Level 3) | Financial assets at fair value through profit or loss, category other income
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	0	0
Assets at fair value through other comprehensive income | Asset backed securities | Recurring fair value measurement | (Level 3)
Categories of financial assets [abstract]
Beginning balance, financial assets	38	47
Purchases, fair value measurement, assets	0	4
Sales, fair value measurement, assets	0	0
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	0	(5)
Total gains or losses recognised in OCI, assets	(2)	2
Transfers into Level 3 of fair value hierarchy, assets	0	0
Transfers out of Level 3 of fair value hierarchy, assets	0	0
Ending balance, financial assets	36	48
Assets at fair value through other comprehensive income | Asset backed securities | Recurring fair value measurement | (Level 3) | Financial assets at fair value through profit or loss, category trading
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	0	0
Assets at fair value through other comprehensive income | Asset backed securities | Recurring fair value measurement | (Level 3) | Financial assets at fair value through profit or loss, category other income
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	0	0
Assets at fair value through other comprehensive income | Non-asset backed loans | Recurring fair value measurement | (Level 3)
Categories of financial assets [abstract]
Beginning balance, financial assets	0	106
Purchases, fair value measurement, assets	0	0
Sales, fair value measurement, assets	0	0
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	0	0
Total gains or losses recognised in OCI, assets	1	0
Transfers into Level 3 of fair value hierarchy, assets	6	0
Transfers out of Level 3 of fair value hierarchy, assets	0	(106)
Ending balance, financial assets	7	0
Assets at fair value through other comprehensive income | Non-asset backed loans | Recurring fair value measurement | (Level 3) | Financial assets at fair value through profit or loss, category trading
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	0	0
Assets at fair value through other comprehensive income | Non-asset backed loans | Recurring fair value measurement | (Level 3) | Financial assets at fair value through profit or loss, category other income
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	£ 0	£ 0

[1]	2021 financial metrics have been restated to reflect the impact of the Over-issuance of Securities. See Restatement of financial statements (Note 1) on page 73 for more information.